Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Equivalents, at Carrying Value	$ 1,900,000	$ 2,700,000
Allocated Share-based Compensation Expense	979,151	127,488
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	the Company modified the vesting terms for its unvested performance based stock options and unvested restricted common stock of fifteen employees and non-employee directorsto vest on the earlier of the first closing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.
Share-based Compensation, Total	979,151	127,488
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	354,027
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.92
Undistributed Earnings Allocated to Participating Securities	85,209
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	10 months 28 days
Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	907,336
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Beginning Balance	$ 2.81
Allocated Share-based Compensation Expense	$ 422,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	the Company modified 907,336 existing time-vested and performance stock options by lowering the exercise price to $2.81. Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	12,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	15,000
License and Milestone Revenues [Member]
Percentage Of Revenue Accounted By Single Customer		100.00%
Research Revenue [Member]
Percentage Of Revenue Accounted By Single Customer		100.00%